Other expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Non-tenant electricity expense	$ 3,233,510	$ 3,266,224	$ 1,834,479
Commissions paid	140,804	228,050	127,513
Others	149,223	1,658,111	1,075,121
Total	$ 3,523,537	$ 5,152,385	$ 3,037,113